FINANCIAL INSTRUMENTS & RISK - Foreign Currency Sensitivity (Details) - Currency risk - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Euro
Related party long-term payables
Changes in %	10.00%
Effect on profit before tax	SFr 177.4	SFr 279.1
US Dollar
Related party long-term payables
Changes in %	10.00%
Effect on profit before tax	SFr 380.4	SFr 477.8